Appendix 1 Details of Assets and Liabilities in Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Summary of Assets and Liabilities in Foreign Currency
	12-31-2020
ASSETS	UF	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Other Currency	Total
Current Assets
Cash and cash equivalents	-	637	170,335	47	381,754	147,458	65,480	741,282	-	1,506,993
Other current financial assets	-	116	95	-	4,047	-	65,287	160,734	-	230,279
Other current non-financial assets	-	16,730	2,177	36	27,088	62,864	40,572	411,220	99	560,786
Trade and other current receivables	-	1,587	22,201	81	330,871	165,342	306,606	2,408,247	-	3,234,935
Current accounts receivable from related parties	-	3,271	547	3,566	716	2,480	29	36,341	-	46,950
Inventories	-	-	1,035	987	102,781	53,015	40,892	272,723	-	471,433
Current tax assets	-	9,546	11,457	-	31	10,069	2,628	94,149	-	127,880
Total Current Assets	-	31,887	207,847	4,717	847,288	441,228	521,494	4,124,696	99	6,179,256

Non-Current Assets
Other non-current financial assets	-	-	-	-	153	55	25,461	2,765,194	-	2,790,863
Other non-current non-financial assets	-	2,980	-	-	33,029	23,092	898	2,272,857	-	2,332,856
Trade and other non-current receivables	-	77	244,126	-	33,565	-	24,410	276,346	-	578,524
Non-current accounts receivable from related parties	-	-	-	-	-	-	32	-	-	32
Investments accounted for using the equity method	-	-	-	-	-	-	2,273	-	-	2,273
Intangible assets other than goodwill	-	-	-	-	135,881	70,955	61,160	4,256,830	-	4,524,826
Goodwill	-	-	-	-	18,264	184,037	24,603	718,608	-	945,512
Property, plant and equipment	-	-	176	-	4,158,620	2,128,830	1,762,799	304,247	-	8,354,672
Investment property	-	-	-	-	-	-	-	7,942	-	7,942
Right-of-use asset	24	-	-	-	19,639	159,534	124	43,099	-	222,420
Deferred tax assets	-	-	192,057	-	11,277	253	28,746	762,049	-	994,382
Total Non-Current Assets	24	3,057	436,359	-	4,410,428	2,566,756	1,930,506	11,407,172	-	20,754,302

Total Assets	24	34,944	644,206	4,717	5,257,716	3,007,984	2,452,000	15,531,868	99	26,933,558

	12-31-2019
ASSETS	UF	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Other Currency	Total
Current Assets
Cash and cash equivalents	-	142,875	672,694	83	185,424	188,655	49,848	699,418	-	1,938,997
Other current financial assets	-	114	1,522	-	3,512	232	-	115,003	-	120,383
Other current non-financial assets	-	3,811	14,021	-	12,941	44,845	33,746	376,798	-	486,162
Trade and other current receivables	-	839	20,699	-	260,132	145,388	385,814	2,691,585	-	3,504,457
Current accounts receivable from related parties	-	2,552	1,209	3,418	678	3,883	237	4,392	-	16,369
Inventories	-	-	3,095	515	83,152	45,527	27,480	236,470	-	396,239
Current tax assets	-	9,146	-	-	120	4,752	18,115	75,188	-	107,321
Current assets other than assets or groups of assets for disposal classified as held for sale	-	-	-	-	11,326	-	-	-	-	11,326
Total Current Assets	-	159,337	713,240	4,016	557,285	433,282	515,240	4,198,854	-	6,581,254

Non-Current Assets
Other non-current financial assets	-	-	3,139	-	171	-	70	3,046,431	-	3,049,811
Other non-current non-financial assets	-	3,125	-	-	21,844	16,760	3,354	2,690,807	-	2,735,890
Trade and other non-current receivables	-	126	79,475	-	42,546	-	229,256	236,554	-	587,957
Non-current accounts receivable from related parties	-	-	-	-	-	-	68	779	-	847
Investments accounted for using the equity method	-	-	-	-	-	-	1,978	-	-	1,978
Intangible assets other than goodwill	-	-	-	-	125,795	65,292	30,519	5,306,273	-	5,527,879
Goodwill	-	-	524,511	-	5,835	-	4,665	638,032	-	1,173,043
Property, plant and equipment	-	19	222	-	4,162,275	2,311,459	1,888,301	401,162	-	8,763,438
Investment property	-	-	-	-	-	-	-	10,254	-	10,254
Right-of-use asset	-	-	19	-	11,988	168,355	18	75,419	-	255,799
Deferred tax assets	-	1,469	-	-	-	3	25,890	1,060,872	-	1,088,234
Total Non-Current Assets	-	4,739	607,366	-	4,370,454	2,561,869	2,184,119	13,466,583	-	23,195,130

Total Assets	-	164,076	1,320,606	4,016	4,927,739	2,995,151	2,699,359	17,665,437	-	29,776,384

	12-31-2020
LIABILITIES	UF	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Other Currency	Total
Current Liabilities
Other current financial liabilities	7,103	-	789,559	-	453,666	201,641	36	373,125	-	1,825,130
Current lease liability	19	-	20,470	17	4,792	10,434	78	15,685	-	51,495
Trade and other current payables	-	46,970	206,653	12,519	471,331	194,903	517,715	2,643,452	33	4,093,576
Current accounts payable to related parties	-	167,003	152,956	236,546	2,652	1,643	177	36,145	-	597,122
Other current provisions	-	-	44,308	-	40,176	12,931	45,167	77,843	-	220,425
Current tax liabilities	-	-	-	-	110,724	33,777	44,383	33,986	-	222,870
Other current non-financial liabilities	-	369	11,908	-	31,914	28,193	21,876	172,249	95	266,604
Total Current Liabilities	7,122	214,342	1,225,854	249,082	1,115,255	483,522	629,432	3,352,485	128	7,277,222

Non-Current Liabilities
Other non-current financial liabilities	3,611	-	806,446	-	1,251,190	404,359	-	1,372,100	-	3,837,706
Non-current lease liability	-	-	25,668	386	15,639	13,816	45	35,516	-	91,070
Trade and other non-current payables	-	-	10,990	-	1,136	729	86,559	1,962,061	-	2,061,475
Non-current accounts receivable from related parties	-	-	-	144,391	-	-	-	-	-	144,391
Other long-term provisions	-	-	-	-	78,504	20,879	19,760	714,757	-	833,900
Deferred tax liabilities	-	2,521	-	-	208,618	74,847	286,936	40,031	-	612,953
Non-current provisions for employee benefits	-	2,960	1,906	-	124,248	4,299	13,920	1,476,884	-	1,624,217
Other non-current non-financial liabilities	-	-	31,600	-	19,707	5,132	30,294	30,228	-	116,961
Total Non-Current Liabilities	3,611	5,481	876,610	144,777	1,699,042	524,061	437,514	5,631,577	-	9,322,673

Total Liabilities	10,733	219,823	2,102,464	393,859	2,814,297	1,007,583	1,066,946	8,984,062	128	16,599,895

	12-31-2019
LIABILITIES	UF	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Other Currency	Total
Current Liabilities
Other current financial liabilities	6,227	1	594,317	-	169,525	45,579	84	592,674	-	1,408,407
Current lease liability	11	-	33,751	5	6,004	15,455	7	26,411	-	81,644
Trade and other current payables	-	62,073	205,848	13,770	433,753	217,115	418,518	2,568,851	117	3,920,045
Current accounts payable to related parties	-	6,273	211,872	257,476	1,832	1,967	247	14,844	-	494,511
Other current provisions	-	561	45,458	-	38,297	11,934	44,825	144,973	4	286,052
Current tax liabilities	-	-	-	-	108,167	13,739	92,080	6,741	-	220,727
Other current non-financial liabilities	-	189	4,445	-	27,521	24,218	40,633	223,731	18	320,755
Liabilities associated with disposal groups held for sale	-	-	-	-	3,791	-	-	-	-	3,791
Total Current Liabilities	6,238	69,097	1,095,691	271,251	788,890	330,007	596,394	3,578,225	139	6,735,932

Non-Current Liabilities
Other non-current financial liabilities	9,766	-	1,106,962	-	1,404,407	400,395	-	1,860,303	-	4,781,833
Non-current lease liability	8	-	18,317	-	6,190	25,300	7	58,803	-	108,625
Trade and other non-current payables	-	-	7	-	997	10,868	152,240	2,171,885	-	2,335,997
Other long-term provisions	-	-	-	-	49,659	54,775	23,710	848,183	-	976,327
Deferred tax liabilities	-	-	-	-	51,332	254,591	311,503	26,428	-	643,854
Non-current provisions for employee benefits	-	2,979	-	-	129,507	6,245	14,178	1,683,453	-	1,836,362
Other non-current non-financial liabilities	-	-	3,563	-	6,318	24,676	54,162	22,549	-	111,268
Total Non-Current Liabilities	9,774	2,979	1,128,849	-	1,648,410	776,850	555,800	6,671,604	-	10,794,266

Total Liabilities	16,012	72,076	2,224,540	271,251	2,437,300	1,106,857	1,152,194	10,249,829	139	17,530,198